UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154

(Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: : (877) 876-1121

Date of fiscal year end:     December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments
September 30, 2016 (Unaudited)

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 148.87%
Aerospace and Defense - 3.50%
Camp International Holding Company, Senior Secured First Lien Term Loan, 4.750%, 08/18/2023	$4,091,224	$4,094,292
Engility Corporation, Senior Secured First Lien Term B-2 Loan, 5.773%, 08/14/2023	758,457	766,990
PRV Aerospace LLC, Senior Secured First Lien Term Loan, 7.000%, 05/09/2018	3,097,834	2,896,475
WP CPP Holdings LLC, Senior Secured First Lien B-3 Term Loan, 4.500%, 12/27/2019	1,480,690	1,454,778
		9,212,535

Automotive - 2.78%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 09/01/2021	3,570,784	3,535,523
Dealer Tire LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 12/22/2021	927,882	937,160
Mitchell International Inc, Senior Secured Second Lien Term Loan, 8.500%, 10/11/2021	2,895,978	2,838,970
		7,311,653

Banking, Finance, Insurance and Real Estate - 8.33%
Acrisure LLC, Senior Secured First Lien Term B Loan, 6.500%, 05/19/2022	801,891	806,406
Alliant Holdings Intermediate LLC, Senior Secured First Lien 2016 Term Loan, 5.253%, 08/15/2022	1,425,000	1,433,194
Alliant Holdings Intermediate LLC, Senior Secured First Lien Initial Term Loan, 4.753%, 08/12/2022	779,605	780,775
AmWins Group LLC, Senior Secured First Lien New Term Loan, 4.750%, 09/06/2019	2,619,518	2,639,164
AssuredPartners Capital Inc, Senior Secured First Lien Term Loan, 5.750%, 10/24/2022	2,453,153	2,470,779
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 03/03/2021	1,925,532	1,919,909
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 7.000%, 11/09/2018	665,494	666,742
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/10/2019	3,790,850	3,208,007
DTZ US Borrower LLC, Senior Secured First Lien 2015-1 Converted Term Loan, 4.250%, 11/04/2021	1,492,443	1,496,174
Gold Merger Co Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 07/27/2023	887,574	895,899
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, 5.000%, 06/07/2023	2,230,239	2,261,250
Solera LLC (Solera Finance Inc), Senior Secured First Lien Dollar Term Loan, 5.750%, 03/03/2023	1,865,625	1,887,583
VF Holding Corp, Senior Secured First Lien Initial Term Loan, 4.750%, 06/30/2023	747,664	751,694
Victory Capital Operating LLC, Senior Secured First Lien Initial Term Loan, 8.500%, 10/29/2021	682,503	673,545
		21,891,121

Beverage, Food and Tobacco - 2.77%
AdvancePierre Foods Inc, Senior Secured First Lien Effective Date Term Loan, 4.500%, 06/02/2023	1,115,639	1,126,377
Americold Realty Operating Partnership LP, Senior Secured First Lien Initial Term Loan, 5.750%, 12/01/2022	395,050	399,743
Candy Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 06/15/2023	590,625	595,669
Chobani LLC, Senior Secured First Lien Term Loan B, L+6.50%, 09/29/2023(b)	2,183,288	2,172,372
Supervalu Inc, Senior Secured First Lien New Term Loan, 5.500%, 03/21/2019	2,689,812	2,698,365
Winebow Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 07/01/2021	290,469	286,596
		7,279,122

Capital Equipment - 1.26%
Alfred Fueling Systems Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 06/21/2021	1,233,199	1,233,717
LTI Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 04/18/2022	1,122,150	1,088,486
Meter Reading Holding LLC, Senior Secured First Lien Term B Loan, 6.750%, 08/29/2023	1,000,000	1,000,000
		3,322,203

	Principal Amount	Value
Chemicals, Plastics and Rubber - 3.94%
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 08/02/2021	$2,972,892	$2,996,126
Pinnacle Operating Corporation, Senior Secured First Lien Term B Refinancing Loan, 4.750%, 11/15/2018	2,639,396	2,428,244
PQ Corporation, Senior Secured First Lien Dollar Tranche B-1 Term Loan, 5.750%, 11/04/2022	1,145,539	1,156,043
Royal Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 06/20/2022	1,323,283	1,334,035
Tekni-Plex Inc, Senior Secured First Lien Tranche B-1 Loan, 4.500%, 06/01/2022	736,025	737,865
Tekni-Plex Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 06/01/2023	1,730,769	1,712,734
		10,365,047

Construction and Building - 12.91%
American Bath Group LLC, Senior Secured First Lien Term Loan, L+5.75%, 09/30/2023(b)	1,818,182	1,818,182
American Bath Group LLC, Senior Secured Second Lien term Loan, L+9.75%, 09/30/2024(b)	250,000	241,250
American Builders and Contractors Supply Company Inc, Senior Secured Term B Loan, L+2.75%, 09/25/2023(b)	1,413,907	1,419,916
Builders Firstsource Inc, Senior Secured First Lien Tranche B Loan, 4.750%, 07/29/2022	3,096,842	3,119,418
C.H.I. Overhead Doors Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 07/29/2022	844,914	846,498
C.H.I. Overhead Doors Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 07/28/2023	2,631,579	2,593,750
GYP Holdings III Corp, Senior Secured First Lien Term Loan L+4.50%, 04/01/2021(b)	1,473,684	1,473,220
Headwaters Incorporated, Senior Secured First Lien Term B-1 Loan, 4.000%, 03/24/2022	1,035,217	1,042,334
Henry Company LLC, Senior Secured First Lien Term Loan B, L+4.50%, 09/30/2023(b)	1,243,523	1,246,632
Jeld-Wen Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 10/15/2021	5,088,593	5,129,938
Jeld-Wen Inc, Senior Secured First Lien Term B-1 Loan, 4.750%, 07/01/2022	967,241	974,699
Priso Acquisition Corporation, Senior Secured First Lien Initial Term Loan, 4.500%, 05/09/2022	1,366,376	1,372,353
SiteOne Landscape Supply LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 04/29/2022	1,432,940	1,448,165
SRS Distribution Inc, Senior Secured First Lien Tranche B-1 Loan, L+4.25%, 08/25/2022(b)	1,461,554	1,477,997
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 9.750%, 02/25/2023	821,918	831,678
Stardust Finance Holdings Inc, Senior Secured First Lien Junior Term Loan, L+9.50%, 03/13/2023(b)	644,783	645,186
Stardust Finance Holdings Inc, Senior Secured First Lien Term Loan, 6.500%, 03/13/2022	4,442,915	4,429,031
US LBM Holdings LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 08/20/2022	3,807,692	3,815,631
		33,925,878

Consumer Goods Durable - 1.09%
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	1,030,583	1,021,890
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/13/2021	1,842,188	1,854,088
		2,875,978

Consumer Goods Non Durable - 2.71%
FGI Operating Company LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	2,807,955	2,600,868
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 8.000%, 01/27/2022	250,000	230,833
Revlon Consumer Products Corporation, Senior Secured First Lien New Term Loan, 4.250%, 09/07/2023	1,987,578	1,994,007
SRAM LLC, Senior Secured First Lien Term Loan, 4.011%, 04/10/2020	2,358,810	2,299,840
		7,125,548

Containers, Packaging and Glass - 6.61%
Berlin Packaging LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 10/01/2021	2,228,188	2,241,312
Charter Nex US Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 02/07/2022	2,498,621	2,520,484
Coveris Holdings SA, Senior Secured First Lien USD Term Loan, L+3.50%, 05/08/2019(b)	1,882,542	1,884,020
Hilex Poly Co LLC, Senior Secured First Lien Term Loan, 6.000%, 12/06/2021	1,071,473	1,081,524
Multi Packaging Solutions Inc, Senior Secured First Lien Initial Dollar Tranche B Term Loan, 4.250%, 09/30/2020	2,388,979	2,387,486
Printpack Holdings Inc, Senior Secured First Lien Term Loan, 5.000%, 07/26/2023	1,395,349	1,402,325
Prolampac Intermediate Inc, Senior Secured First Lien Initial Term Loan, 5.750%, 08/18/2022	1,964,665	1,980,628
Reynolds Group Holdings Inc, Senior Secured First Lien US Term Loan, L+3.25%, 02/06/2023(b)	3,865,245	3,882,754
		17,380,533

	Principal Amount	Value
Energy, Oil and Gas - 4.03%
Ascent Resources - Marcellus LLC, Senior Secured First Lien Term Loan, 5.250%, 08/04/2020	$1,481,481	$822,229
Crestwood Holdings LLC, Senior Secured First Lien Tranche B-1 Term Loan, 9.000%, 06/19/2019	2,349,748	2,183,316
Jonah Energy Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 05/12/2021	2,000,000	1,790,000
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.340%, 10/01/2019	5,045,380	3,102,909
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.340%, 10/01/2019	668,554	411,161
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.340%, 10/01/2019	408,357	251,139
Utex Industries Inc, Senior Secured First Lien New Initial Term Loan, 5.000%, 05/24/2021	1,501,838	1,120,747
W3 Co, Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	1,155,300	906,910
		10,588,411

Environmental Industries - 0.87%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 6.750%, 05/29/2020	1,734,545	1,732,377
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B-1 Loan, 4.500%, 05/27/2022	564,286	566,580
		2,298,957

Healthcare and Pharmaceuticals - 18.67%
Albany Molecular Research Inc, Senior Secured First Lien Term Loan, 5.750%, 07/16/2021	2,325,588	2,340,123
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 6.000%, 04/01/2022	2,744,343	2,752,933
Amneal Pharmaceuticals LLC, Senior Secured First Lien Term B Loan, 4.501%, 11/01/2019	334,303	335,640
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 07/05/2023	1,704,489	1,713,012
Avantor Performance Materials Holdings Inc, Senior Secured First Lien Initial Term Loan, L+5.00%, 06/17/2022(b)	3,793,359	3,807,584
CHG Healthcare Services Inc, Senior Secured First Lien Term Loan, 4.750%, 06/07/2023	1,128,544	1,140,710
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 5.250%, 10/21/2021	2,780,815	2,492,695
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 12/01/2021	2,233,325	2,210,992
Curo Health Services Holdings Inc, Senior Secured First Lien Term B Loan, 6.500%, 02/07/2022	1,407,143	1,411,540
Genoa a QoL Healthcare Company LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 04/29/2022	1,328,507	1,331,828
Global Healthcare Exchange LLC, Senior Secured First Lien Initial Term Loan, 5.250%, 08/15/2022	1,894,497	1,905,741
Greatbatch Ltd, Senior Secured First Lien Term B Loan, 5.250%, 10/27/2022	515,012	509,326
inVentiv Health Inc, Senior Secured First Lien Term Loan B, L+3.75%, 09/29/2023(b)	1,980,583	1,988,832
Mediware Information Systems Inc, Senior Secured First Lien Tranche B Loan, L+4.75%, 07/28/2023(b)	943,396	951,061
Medpace Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 04/01/2021	366,012	367,842
National Mentor Holdings Inc, Senior Secured First Lien Initial Tranche B Term Loan, 4.250%, 01/29/2021	1,060,881	1,063,697
Netsmart Technologies Inc, Senior Secured First Lien Initial Term Loan, 5.750%, 04/19/2023	2,149,784	2,162,554
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.000%, 06/07/2019	471,838	439,736
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 9.500%, 12/09/2019	2,849,338	2,597,642
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 5.000%, 07/29/2022	1,209,398	1,214,689
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 06/29/2023	1,737,789	1,742,134
Precyse Acquisition Corp, Senior Secured First Lien Initial Term Loan, 6.500%, 10/20/2022	3,044,636	3,071,277
Press Ganey Holdings Inc, Senior Secured First Lien Term Loan, L+3.25%, 09/29/2023(b)	1,386,139	1,389,604
Press Ganey Holdings Inc, Senior Secured Second Lien Term Loan, L+0.00%, 09/30/2024(b)	909,091	915,909
Surgery Center Holdings Inc, Senior Secured First Lien Initial Term Loan, L+4.25%, 11/03/2020(b)	4,399,539	4,407,788
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 12/30/2022	3,974,975	3,825,913
Valeant Pharmaceuticals International, Senior Secured First Lien Series D-2 Tranche B Term Loan, 5.000%, 02/13/2019	986,081	988,315
		49,079,117

High Tech Industries - 24.71%
Ascend Learning LLC, Senior Secured First Lien Term Loan, 5.500%, 07/31/2019	460,182	462,482
Aspect Software Inc, Senior Secured First Lien Exit Term Loan, 10.000%, 05/25/2020	5,295,246	5,193,736

	Principal Amount	Value
High Tech Industries (continued)
BMC Software Finance Inc, Senior Secured First Lien Initial US Term Loan, 5.000%, 09/10/2020	$2,843,787	$2,749,146
Cavium Inc, Senior Secured First Lien Initial Term B Loan, 3.750%, 08/16/2022	430,622	436,005
Ciena Corporation, Senior Secured First Lien 2016 Term Loan, 4.250%, 04/26/2021	643,548	646,766
Compuware Corporation, Senior Secured First Lien Tranche B-2 Term Loan, 6.250%, 12/15/2021	987,437	985,586
Compuware Corporation, Senior Secured Second Lien Term Loan, 9.250%, 12/15/2022	3,500,000	3,305,313
Cypress Semiconductor Corp, Senior Secured First Lien 2016 Incremental Term Loan, 6.500%, 07/05/2021	1,690,141	1,714,437
Dell Software Group, Senior Secured First Lien Term Loan B, L+6.00%, 09/27/2022(b)	5,275,362	5,241,072
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 4.750%, 06/01/2022	2,826,961	2,792,514
Hyland Software Inc, Senior Secured First Lien Term Loan, 4.750%, 07/01/2022	198,023	199,549
Informatica Corporation, Senior Secured First Lien Dollar Term Loan, 4.500%, 08/05/2022	2,408,255	2,349,048
Kronos Incorporated, Senior Secured Second Lien Initial Term Loan, 9.750%, 04/30/2020	4,000,000	4,078,320
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, 5.750%, 08/29/2022	1,238,532	1,226,147
Landesk Software Inc, Senior Secured First Lien Term Loan, 5.500%, 09/16/2022	1,835,762	1,850,677
Landesk Software Inc, Senior Secured Second Lien Term Loan, L+8.50%, 09/16/2023(b)	1,481,481	1,477,778
MA FinanceCo LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.502%, 11/19/2021	3,469,097	3,487,900
Microsemi Corporation, Senior Secured First Lien Term B Loan, 3.750%, 01/16/2023	1,445,470	1,461,392
ON Semiconductor Corp, Senior Secured First Lien Tranche B Loan L+3.25%, 03/31/2023(b)	4,770,017	4,798,566
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 5.000%, 10/30/2020	2,778,571	2,606,647
Peak 10 Inc, Senior Secured First Lien Term Loan, 5.000%, 06/17/2021	2,665,909	2,679,239
Peak 10 Inc, Senior Secured Second Lien Initial Term Loan, 8.250%, 06/17/2022	875,000	813,750
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 6.920%, 11/12/2021	1,496,231	1,464,436
ProQuest LLC, Senior Secured First Lien Initial Term Loan, 5.750%, 10/25/2021	1,768,448	1,773,974
Riverbed Technology Inc, Senior Secured First Lien Amendment Term Loan, 5.000%, 04/25/2022	776,715	785,189
SolarWinds Holdings Inc, Senior Secured First Lien 2016 Refinancing Term Loan, 5.500%, 02/03/2023	822,680	831,730
Sophia LP, Senior Secured First Lien Closing Date Term Loan, 4.750%, 09/30/2022	1,965,897	1,969,583
Sybil Software LLC, Senior Secured First Lien Term B-1 Loan, L+4.00%, 08/03/2022(b)	1,360,544	1,370,327
Tech Finance & Co SCA, Senior Secured First Lien US Term Loan, 5.000%, 07/13/2020	2,598,879	2,610,262
Trader Corporation, Senior Secured First Lien Term Loan, L+4.00%, 08/09/2023(b)	1,351,351	1,360,649
TTM Technologies Inc, Senior Secured First Lien Term B Loan, 6.000%, 05/31/2021	1,929,617	1,944,089
Western Digital Corporation, Senior Secured First Lien US Term B-1 Loan, 4.500%, 05/01/2023	278,619	281,899
		64,948,208

Hotels, Gaming and Leisure - 5.55%
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured Second Lien Term Loan, 7.750%, 07/29/2022	3,812,600	3,832,616
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	1,873,961	1,855,222
Scientific Games International Inc, Senior Secured First Lien B-2 Term Loan, 6.000%, 10/01/2021	2,724,580	2,733,285
SMG, Senior Secured First Lien Term Loan, 4.501%, 02/27/2020	1,654,685	1,619,523
Travelport Finance (Luxembourg) Sarl, Senior Secured First Lien Term B Loan, 5.000%, 09/02/2021	2,918,791	2,935,209
UFC Holdings LLC, Senior Secured First Lien Term Loan, 5.000%, 08/18/2023	1,602,671	1,619,203
		14,595,058

Media Advertising, Printing and Publishing - 0.33%
McGraw-Hill Global Education Holdings LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/04/2022	855,000	861,840

Media Broadcasting and Subscription - 3.17%
Nexstar Broadcasting Inc, Senior Secured First Lien Initial Term B Loan L+3.00%, 09/26/2023(b)	182,876	183,981
Nexstar Broadcasting Inc, Senior Secured First Lien Term Loan B L+3.00%, 09/26/2023(b)	2,052,281	2,064,676
Numericable US LLC, Senior Secured First Lien USD Term B-6 Loan, 4.752%, 02/10/2023	3,767,030	3,798,805
Numericable-SFR SA, Senior Secured First Lien USD TLB-7 Term Loan, 5.002%, 01/15/2024	1,256,519	1,271,598
Sable International Finance Ltd, Senior Secured First Lien Term B-1 Loan, 5.588%, 01/03/2023	550,000	556,102

	Principal Amount	Value
Media Broadcasting and Subscription (continued)
Sable International Finance Ltd, Senior Secured First Lien Term B-2 Loan, 5.830%, 01/03/2023	$450,000	$454,993
		8,330,155

Media Diversified and Production - 0.50%
Nielsen Finance (VNU), Senior Secured Term Loan B3, L+2.50%, 09/28/2023(b)	1,314,795	1,322,296

Metals and Mining - 2.38%
Fairmount Santrol Inc, Senior Secured First Lien Tranche B-2 Term Loan, L+3.50%, 09/05/2019(b)	1,660,379	1,486,454
McJunkin Red Man Corporation, Senior Secured First Lien 2013 Term Loan, 5.000%, 11/08/2019	1,458,456	1,427,464
Murray Energy Corporation, Senior Secured First Lien Term B-1 Loan, 7.750%, 04/17/2017	2,572,641	2,493,326
Murray Energy Corporation, Senior Secured First Lien Term B-2 Non-PIK Loan, 8.250%, 04/16/2020	999,186	852,746
		6,259,990

Retail - 7.97%
Albertson's LLC, Senior Secured First Lien Term B-6 Loan, 4.750%, 06/22/2023	1,483,608	1,500,217
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 5.250%, 08/19/2022	1,291,432	1,248,737
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 4.000%, 02/15/2021	1,678,286	1,659,413
CWGS Group LLC, Senior Secured First Lien Term Loan, 5.743%, 02/20/2020	1,166,667	1,170,132
Fairway Group Acquisition Company, Senior Secured First Lien First Out Term Loan, 9.000%, 01/03/2020	255,529	258,084
Fairway Group Acquisition Company, Senior Secured First Lien Last Out Term Loan, 10.000%, 01/03/2020	160,829	147,158
Fairway Group Holdings Corp, Senior Secured First Lien Subordinated Term Loan, 11.000%, 10/04/2021	139,721	115,270
Harbor Freight Tools USA Inc, Senior Secured First Lien Initial Term Loan, 4.000%, 08/18/2023	1,029,558	1,036,636
Jill Acquisition LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 05/09/2022	1,025,504	1,012,685
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 4.250%, 10/26/2020	1,268,372	1,170,866
Nine West Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 10/08/2019	2,150,500	1,113,959
Payless Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 03/11/2021	1,865,020	1,109,687
Petco Animal Supplies Inc, Senior Secured First Lien Tranche B-2 Term Loan, 5.002%, 01/26/2023	4,975,000	5,034,451
Spencer Gifts LLC, Senior Secured First Lien B-1 Term Loan, 5.250%, 07/16/2021	3,819,645	3,399,484
Sports Authority (The), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	3,918,363	959,999
		20,936,778

Services - Business - 11.86%
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 07/25/2022	2,750,000	2,623,679
BarBri Inc (Gemini Holdings Inc), Senior Secured First Lien Term Loan, 4.500%, 07/17/2019	2,662,751	2,549,584
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	6,072,320	3,997,590
DTI Holdco Inc, Senior Secured First Lien Term Loan, L+5.25%, 09/25/2023(b)	5,513,514	5,474,450
Erie Acquisition Holdings Inc (GCA Services Group Inc), Senior Secured First Lien Term Loan, 5.809%, 03/01/2023	3,353,933	3,384,856
Outerwall Inc, Senior Secured First Lien Term Loan, L+4.25%, 09/26/2023(b)	422,961	426,662
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 6.750%, 02/28/2022	2,075,472	2,058,608
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 6.750%, 02/28/2022	1,845,960	1,830,961
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 6.250%, 02/07/2019	2,323,292	2,332,004
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 5.000%, 02/14/2020	1,083,540	1,092,350
Transaction Network Services, Senior Secured Second Lien Initial Term Loan, 9.000%, 08/14/2020	479,902	476,303
TravelCLICK Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 05/12/2021	2,206,733	2,212,249
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 11/08/2021	2,750,000	2,722,500
		31,181,796

	Principal Amount	Value
Services - Consumer - 4.14%
Learning Care Group (US) No. 2 Inc, Senior Secured First Lien Term Loan, L+4.75%, 05/05/2021(b)	$1,417,593	$1,420,697
Nord Anglia Education Finance LLC, Senior Secured First Lien Initial Term Loan, 5.000%, 03/31/2021	929,293	932,782
NVA Holdings Inc, Senior Secured First Lien Incremental B-1 Term Loan, 5.500%, 08/14/2021	547,250	549,302
NVA Holdings Inc, Senior Secured First Lien Term Loan, 4.750%, 08/16/2021	1,837,490	1,840,550
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 8.000%, 08/14/2022	985,421	986,037
Prime Security Services Borrower LLC, Senior Secured First Lien Term B-1 Loan, 4.750%, 05/02/2022	878,361	888,172
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 07/28/2021	856,532	862,690
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/09/2021	1,368,421	1,366,143
Spin Holdco Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 11/14/2019	2,048,814	2,042,924
		10,889,297

Telecommunications - 7.97%
Alorica Inc, Senior Secured First Lien Term B Loan, 5.500%, 06/30/2022	1,046,329	1,060,716
Avaya Inc, Senior Secured First Lien Term B-7 Loan, 6.250%, 05/29/2020	6,691,394	4,968,360
Communications Sales & Leasing Inc, Senior Secured Term Loan, 5.000%, 10/24/2022	994,962	1,001,429
ConvergeOne Holdings Corporation, Senior Secured First Lien Initial Term Loan, 6.000%, 06/17/2020	2,485,309	2,475,989
Cortes NP Acquisition Corp, Senior Secured Term Loan, L+5.00%, 09/29/2023(b)	3,970,803	3,851,679
Fairpoint Communications Inc, Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	2,372,272	2,381,370
Nextgen Finance LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/31/2021	1,955,000	1,955,000
Windstream Services LLC, Senior Secured First Lien Term Loan B, L+4.00%, 03/29/2021(b)	3,233,750	3,249,919
		20,944,462

Transportation Cargo - 0.33%
XPO Logistics Inc, Senior Secured First Lien Term B-2 Loan, 4.250%, 11/01/2021	848,936	855,129

Transportation Consumer - 1.91%
Air Canada, Senior Secured Term Loan B, L+2.75%, 09/21/2023(b)	940,568	943,861
Air Medical Group Holdings Inc, Senior Secured First Lien 2016 New Term Loan, 5.000%, 04/28/2022	482,661	486,281
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/07/2021	3,615,800	3,579,642
		5,009,784

Utilities Electric - 8.58%
Chief Power Finance LLC, Senior Secured First Lien Term B Advance Loan, 5.750%, 12/31/2020	1,618,193	1,332,307
Exgen Texas Power LLC, Senior Secured First Lien Term Loan, 5.750%, 09/20/2021	2,237,302	1,835,293
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 8.250%, 12/19/2022	2,030,075	1,925,181
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 6.500%, 11/15/2021	500,000	488,750
Moxie Patriot LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 6.750%, 12/18/2020	1,453,768	1,428,327
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 7.500%, 08/21/2020	3,449,584	3,406,465
Panda Temple Power II LLC, Senior Secured First Lien Construction Term Loan, 7.250%, 04/03/2019	2,627,418	2,450,067
Pike Corporation, Senior Secured First Lien Initial Term Loan, 5.500%, 12/22/2021	1,215,054	1,220,752
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 5.000%, 11/09/2020	3,086,885	2,618,080
Southeast PowerGen LLC, Senior Secured First Lien Advance Term B Loan, 4.500%, 12/02/2021	1,979,374	1,949,683
Texas Competitive Electric Holdings Company LLC, Senior Secured First Lien DIP Term B Loan, 5.000%, 10/31/2017	1,639,501	1,653,995
Texas Competitive Electric Holdings Company LLC, Senior Secured First Lien DIP Term C Loan, 5.000%, 10/31/2017	373,921	377,227

	Principal Amount	Value
Utilities Electric (continued)
TPF II Power LLC, Senior Secured First Lien Term Loan, 5.000%, 10/02/2021	$1,836,204	$1,857,091
		22,543,218

TOTAL FLOATING RATE LOAN INTERESTS (Cost $403,927,752)		391,334,114

CORPORATE BONDS - 7.08%
Banking, Finance, Insurance and Real Estate - 0.25%
National Financial Partners Corp, Senior Unsecured Bond, 9.000%, 07/15/2021(c)	650,000	670,231

Construction and Building - 0.84%
BMC East LLC, Senior Unsecured Bond, 5.500%, 10/01/2024(c)	1,450,000	1,453,625
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(c)	710,000	745,500
		2,199,125

Consumer Goods Durable - 0.07%
Apex Tool Group LLC, Senior Unsecured Bond, 7.000%, 02/01/2021(c)	200,000	192,250

Containers, Packaging and Glass - 0.68%
ARD Finance SA, Senior Unsecured Bond, 7.125%, 09/15/2023(c)	600,000	598,500
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(c)	955,000	981,263
Reynolds GRP ISS / Reynold, Senior Unsecured Bond, 7.000%, 07/15/2024(c)	190,000	204,131
		1,783,894

Energy, Oil and Gas - 0.44%
Comstock Resources Inc, Senior Unsecured Bond, 10.000%, 03/15/2020	1,250,000	1,162,500

Healthcare and Pharmaceuticals - 0.86%
Double Eagle Acquisition Sub Inc, Senior Unsecured Bond, 7.500%, 10/01/2024(c)	340,000	347,225
Kinetic Concepts / KCI USA Inc, Senior Unsecured Bond, 9.625%, 10/01/2021(c)	1,360,000	1,363,400
Valeant Pharmaceuticals, Senior Unsecured Bond:
5.375%, 03/15/2020(c)	400,000	372,000
6.125%, 04/15/2025(c)	200,000	172,750
		2,255,375

High Tech Industries - 0.46%
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/16/2022	750,000	763,125
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(c)	430,000	461,713
		1,224,838

Media Broadcasting and Subscription - 1.57%
Altice Financing SA, Senior Secured Bond, 7.500%, 05/15/2026(c)	1,410,000	1,471,687
Numericable-SFR SA, Senior Secured Bond, 7.375%, 05/01/2026(c)	2,590,000	2,650,710
		4,122,397

Media, Advertising, Printing and Publishing - 0.11%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(c)	270,000	292,613

Retail - 0.11%
Nine West Holdings Inc, Senior Unsecured Bond, 8.250%, 03/15/2019(c)	1,800,000	288,000

Services - Business - 1.13%
ADT Corp, Senior Unsecured Bond, 4.125%, 06/15/2023	3,000,000	2,962,500

	Principal Amount	Value
Telecommunications - 0.56%
Fairpoint Communications Inc, Senior Secured Bond, 8.750%, 08/15/2019(c)	$1,430,000	$1,463,962

TOTAL CORPORATE BONDS (Cost $18,709,577)		18,617,685

	Shares
COMMON STOCK - 0.24%
Energy, Oil and Gas - 0.20%
TE Holdcorp LLC, Class A(d)	72,786	$519,511

Retail - 0.04%
Fairway Group Holdings Corp(d)	3,243	104,198

TOTAL COMMON STOCK (Cost $2,919,283)		623,709

PREFERRED STOCK - 0.19%
Energy, Oil and Gas - 0.19%
TE Holdcorp LLC(d)	48,248	488,514

TOTAL PREFERRED STOCK (Cost $482,483)		488,514

WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc expires 9/6/2018 at $995.12	3,438	26,198

TOTAL WARRANTS (Cost $–)		26,198

SHORT TERM INVESTMENTS - 5.24%
Bank of New York Cash Reserve
(0.050% 7-Day Yield)	13,787,295	13,787,295

TOTAL SHORT TERM INVESTMENTS (Cost $13,787,295)		13,787,295

Total Investments - 161.63% (Cost $439,826,390)		424,877,515

Liabilities in Excess of Other Assets - (14.08)%		(37,006,796)

Leverage Facility - (47.55)%		(125,000,000)

Net Assets - 100.00%		$262,870,719

Amounts above are shown as a percentage of net assets as of September 30, 2016.

(a)	The interest rate shown represents the rate at period end.

(b)
All or a portion of this position has not settled as of September 30, 2016. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $13,729,560, which represents approximately 5.22% of net assets as of September 30, 2016. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(d)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a diversified, closed-end management investment company. BSL was organized as a Delaware statutory trust on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that date, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of BSL, the Fund will dissolve on or about May 31, 2020. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act), may extend the life of the Fund by a period of two years or such shorter time as may be determined. The dissolution date of the Fund may be extended an unlimited number of times.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of BSL’s assets will be invested in first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities ("Borrowers"), which operate in various industries and geographical regions (“Senior Loans” together with second lien secured loans and unsecured loans, “Loans”).

BSL was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BSL is now classified as a diversified company, which means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BSL may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BSL is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BSL’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BSL’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade.  Any investments and other assets for which such current market quotations are not readily available are generally valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BSL’s perceived risk of investing in those securities.

The following table summarizes valuation of BSL’s investments under the fair value hierarchy levels as of September 30, 2016:

Blackstone / GSO Senior Floating Rate Term Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Beverage, Food and Tobacco	$–	$5,106,750	$2,172,372	$7,279,122
Capital Equipment	–	2,322,203	1,000,000	3,322,203
Chemicals, Plastics and Rubber	–	7,936,803	2,428,244	10,365,047
Construction and Building	–	28,400,963	5,524,915	33,925,878
Consumer Goods Non Durable	–	4,825,708	2,299,840	7,125,548
Environmental Industries	–	566,580	1,732,377	2,298,957
Healthcare and Pharmaceuticals	–	42,777,703	6,301,414	49,079,117
High Tech Industries	–	60,695,201	4,253,007	64,948,208
Hotels, Gaming and Leisure	–	12,739,836	1,855,222	14,595,058
Retail	–	17,274,866	3,661,912	20,936,778
Services - Business	–	23,915,043	7,266,753	31,181,796
Services - Consumer	–	10,339,995	549,302	10,889,297
Telecommunications	–	17,092,783	3,851,679	20,944,462
Transportation Consumer	–	1,430,142	3,579,642	5,009,784
Other	–	109,432,859	–	109,432,859
Corporate Bonds	–	18,617,685	–	18,617,685
Common Stock
Retail	–	–	104,198	104,198
Other	–	519,511	–	519,511
Preferred Stocks	–	488,514	–	488,514
Warrants	–	26,198	–	26,198
Short Term Investments	13,787,295	–	–	13,787,295
Total	$13,787,295	$364,509,343	$46,580,877	$424,877,515

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Senior Floating Rate Term Fund	Floating Rate Loan Interests	Common Stock	Total
Balance as of December 31, 2015	$61,179,315	$-	$61,179,315
Accrued Discount/ Premium	59,558	-	59,558
Return of Capital	-	-	-
Realized Gain/(Loss)	(946,422)	-	(946,422)
Change in Unrealized Appreciation/(Depreciation)	4,329,051	104,198	4,433,249
Purchases	18,813,629	-	18,813,629
Sales Proceeds	(21,668,031)	-	(21,668,031)
Transfer into Level 3	9,610,027	-	9,610,027
Transfer out of Level 3	(24,900,448)	-	(24,900,448)
Balance as of September 30, 2016	$46,476,679	$104,198	$46,580,877
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2016	$888,068	$104,198	$992,266

Information about Level 3 fair value measurements as of September 30, 2016:

	Fair Value at 9/30/16	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Floating Rate Loan Interests	$46,476,679	Third-party vendor pricing service	Vendor quotes	N/A
Common Stock	$104,198	Last transaction price	N/A	N/A

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non‐U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BSL's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2016, 90.08% of BSL’s Managed Assets were held in Senior Loans.

Senior Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual loan remaining maturities may be substantially less than their stated maturities. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2016, BSL had invested $41,803,721 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

Loans may not be considered "securities," and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if BSL acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation. BSL had no outstanding participations as of September 30, 2016.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a 364‐day revolving line of credit ("Leverage Facility") dated October 8, 2014, as amended on October 7, 2015 and October 5, 2016, to borrow up to a limit of $142 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.80% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.20% on the undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further 364‐day period with the consent of the lending bank. At September 30, 2016, BSL had borrowings outstanding under its Leverage Facility of $125 million, at an interest rate of 1.28%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2016. This fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the quarter ended September 30, 2016, the average borrowings under BSL’s Leverage Facility and the average interest rate were $120,227,190 and 1.20%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of September 30, 2016, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of September 30, 2016, BSL’s leverage represented 32.23% of the Fund’s Managed Assets.

NOTE 6. UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2016 based on a cost of $439,842,233 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,758,484 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,723,202, resulting in net unrealized depreciation of $14,964,718.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2016

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2016

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2016